Consolidated Income Statement - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018 [1]	Dec. 31, 2017 [1]
Profit (loss) [abstract]
Interest and similar income	£ 5,917	£ 6,066	£ 5,905
Interest expense and similar charges	(2,625)	(2,463)	(2,102)
Net interest income	3,292	3,603	3,803
Fee and commission income	1,112	1,170	1,222
Fee and commission expense	(426)	(421)	(415)
Net fee and commission income	686	749	807
Net trading and other income	195	182	302
Total operating income	4,173	4,534	4,912
Operating expenses before credit impairment losses, provisions and charges	(2,499)	(2,579)	(2,499)
Credit impairment losses	(221)	(153)	(203)
Provisions for other liabilities and charges	(441)	(257)	(393)
Total operating credit impairment losses, provisions and charges	(662)	(410)	(596)
Profit before tax	1,012	1,545	1,817
Tax on profit	(279)	(399)	(515)
Profit after tax	733	1,146	1,302
Attributable to:
Equity holders of the parent	714	1,124	1,281
Non-controlling interests	19	22	21
Profit after tax	£ 733	£ 1,146	£ 1,302

[1]	Adjusted to reflect the amendment to IAS 12, as described in Note 1.